Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000

Cash at bank available on demand	181,818	52,742	19,508
Cash held in short-term deposit accounts	10,811	190,782	15,031
Cash and cash equivalents in the statement of financial position	192,629	243,524	34,539

Cash and cash equivalents in the statement of cash flows	192,629	243,524	34,539